SUPPLEMENT DATED FEBRUARY 27, 2009

TO THE PROSPECTUS DATED SEPTEMBER 15, 2008

OF

WESTERN ASSET INSTITUTIONAL

GOVERNMENT MONEY MARKET FUND

(“INSTITUTIONAL GOVERNMENT MONEY MARKET FUND”)

CLASS A SHARES

Institutional Government Money Market Fund’s Board of Trustees has determined that it is advisable and in the best interests of the fund and its shareholders for the fund to operate in a master/feeder structure. As a result, effective as of March 2, 2009, the fund will pursue its investment objective by investing substantially all of it investable assets in Government Portfolio, a newly organized investment company with the same investment objective and substantially the same investment strategies and policies as the fund.

The fund’s Board has also determined to change the name of Class A Shares of the fund to Institutional Shares. Fees and expenses associated with this class remain unchanged.

Effective March 2, 2009, the name of the Class A Shares of Institutional Government Money Market Fund is changed to Institutional Shares and all references in the Prospectus to Class A Shares are modified accordingly.

The following is added to the section of the Prospectus titled “Fee Table”

Institutional Government Money Market Fund invests in securities through an underlying fund: Government Portfolio. The table titled “Annual Fund Operating Expenses” reflects the direct expenses of Institutional Government Money Market Fund and its allocated share of expenses of Government Portfolio.

The following is added to the section of the Prospectus titled “More on the funds’ investments”

Investment structure

Institutional Government Money Market Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to

Institutional Government Money Market Fund in this Prospectus include the underlying fund. Institutional Government Money Market Fund may stop investing in its corresponding underlying fund at any time, and will do so if Institutional Government Money Market Fund’s Trustees believe that to be in the shareholders’ best interests. Institutional Government Money Market Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than the Institutional Shares of Institutional Government Money Market Fund.

The following replaces any contrary information in the section of the Prospectus titled “Buying Shares”

Institutional Shares are available for purchase directly from Institutional Government Money Market Fund, subject to a minimum initial investment of $1,000,000. Your Service Agent may impose different minimum initial or subsequent investment requirements.

Institutional Government Money Market Fund also offers Premium Shares; however, such shares are not offered through the Prospectus.

The following replaces any contrary information in the section of the Prospectus titled “Exchanging Shares”

Institutional Shares are exchangeable into Class A Shares of another fund described in this Prospectus.

In addition, the following is added to the section of the Prospectus titled “Principal investment strategies – Maximum maturity”.

If required by rating agency guidelines, the fund will, under normal circumstances, maintain a shorter maturity and therefore, may not generate as high a yield as other funds with longer weighted average maturities.

WASX011657

SUPPLEMENT DATED FEBRUARY 27, 2009

TO THE PROSPECTUS DATED SEPTEMBER 15, 2008

OF

WESTERN ASSET INSTITUTIONAL

GOVERNMENT MONEY MARKET FUND

(THE “INSTITUTIONAL GOVERNMENT MONEY MARKET FUND”)

CLASS B SHARES

Institutional Government Money Market Fund’s Board of Trustees has determined that it is advisable and in the best interests of the fund and its shareholders for the fund to operate in a master/feeder structure. As a result, effective as of March 2, 2009, the fund will pursue its investment objective by investing substantially all of it investable assets in Government Portfolio, a newly organized investment company with the same investment objective and substantially the same investment strategies and policies as the fund.

The fund’s Board has also determined to change the name of Class B Shares of the fund to Premium Shares, to reduce the 12b-1 fees payable with respect to these Shares, to impose a contractual fee cap through September 30, 2010 and to modify the investment minimums with respect to the Shares.

Effective March 2, 2009, the name of the Class B Shares of Institutional Government Money Market Fund is changed to Premium Shares and all references in the Prospectus to Class B Shares are modified accordingly.

Effective March 2, 2009, the following replaces the Fee table for Institutional Government Money Market Fund in the Prospectus

Fee table

This table sets forth the estimated fees and expenses you may pay if you invest in Premium Shares, and, unless otherwise indicated, reflects expenses incurred by Institutional Government Money Market Fund during its fiscal year ended May 31, 2008. Expenses may vary in the future.

Shareholder Fees

(PAID DIRECTLY FROM YOUR INVESTMENT)	PREMIUM SHARES
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None

Annual Fund Operating Expenses(1)

(PAID BY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND AS A % OF NET ASSETS)	PREMIUM SHARES
Management fees(2)	0.21%
Distribution and service (12b-1) fees	0.10%
Other expenses(3)	0.13%
Total annual fund operating expenses(4)	0.44%

(1)	Institutional Government Money Market Fund invests in securities through an underlying mutual fund: Government Portfolio. This table reflects the direct expenses of Institutional Government Money Market Fund and its allocated share of expenses of Government Portfolio.

(2)	Institutional Government Money Market Fund pays a management fee at an annual rate that decreases as assets increase, as follows: 0.250% on assets up to and including $1 billion; 0.225% on assets over $1 billion and up to and including $2 billion; 0.200% on assets over $2 billion and up to and including $5 billion; 0.175% on assets over $5 billion and up to and including $10 billion; and 0.150% on assets over $10 billion.

(3)	Since no Premium Shares of Institutional Government Money Market Fund were outstanding for the fiscal year ended May 31, 2008, “Other expenses” have been estimated.

(4)	Because of a contractual expense cap in effect through September 30, 2010, actual total annual operating expenses are not expected to exceed 0.45% during the period covered by the cap. This contractual expense cap does not cover brokerage, taxes, interest and extraordinary expenses. In order to implement this contractual expense cap, the manager will, as necessary, forgo management fees or reimburse operating expenses. However, the manager is permitted to recapture amounts previously forgone or reimbursed by the manager to Institutional Government Money Market Fund during the same fiscal year if Institutional Government Money Market Fund’s total annual operating expenses have fallen to a level below the contractual expense cap. In no case will the manager recapture any amount that would result, on any particular business day of Institutional Government Money Market Fund, in Institutional Government Money Market Fund’s total annual operating expenses exceeding the contractual expense cap. The Board has been apprised of the contractual expense cap and recapture arrangement.

Example

This example helps you compare the costs of investing in Institutional Government Money Market Fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

■	You invest $10,000 in Institutional Government Money Market Fund for the periods shown

■	Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (the “SEC”) for purposes of this example and is not a prediction of Institutional Government Money Market Fund’s future performance

■	You reinvest all distributions and dividends without a sales charge

■	Institutional Government Money Market Fund’s operating expenses (before fee waivers and/or expense reimbursements, it any) remain the same

■	You redeem your shares at the end of the period

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years
Institutional Government Money Market Fund	$45	$141	$246	$553

The following replaces any contrary information in the section of the Prospectus titled “Distribution”

The Rule 12b-1 plan provides for payments, based on annualized percentages of average daily net assets, of up to 0.10% for Premium Shares.

The following is added to the section of the Prospectus titled “More on the funds’ investments”

Investment structure

Institutional Government Money Market Fund does not invest directly in securities but instead invests through an underlying mutual fund having the same goals and strategies. Unless otherwise indicated, references to Institutional Government Money Market Fund in this Prospectus include the underlying fund. Institutional Government Money Market Fund may stop investing in its corresponding underlying fund at any time, and will do so if

Institutional Government Money Market Fund’s Trustees believe that to be in the shareholders’ best interests. Institutional Government Money Market Fund could then invest in one or more other mutual funds or pooled investment vehicles, or could invest directly in securities. Investors should note that other funds invest in the same underlying mutual fund. These other funds may have lower expenses, and correspondingly higher performance, than the Premium Shares of Institutional Government Money Market Fund.

The following replaces any contrary information in the section of the Prospectus titled “Buying Shares”

Premium Shares are available for purchase directly from Institutional Government Money Market Fund, subject to a minimum initial investment of $100,000. Your Service Agent may impose different minimum initial or subsequent investment requirements.

Institutional Government Money Market Fund also offers Institutional Shares; however, such shares are not offered through the Prospectus.

The following replaces any contrary information in the section of the Prospectus titled “Exchanging Shares”

Premium Shares are exchangeable for Class B Shares of another fund offered in this Prospectus, and for Shares of CitiSM Premium Liquid Reserves and CitiSM Premium U.S. Treasury Reserves. Always be sure to read the prospectus of the fund into which you are exchanging shares.

In addition, the following is added to the section of the Prospectus titled “Principal investment strategies – Maximum maturity”.

If required by rating agency guidelines, the fund will, under normal circumstances, maintain a shorter maturity and therefore, may not generate as high a yield as other funds with longer weighted average maturities.

WASX011656